Note 9 - Production Costs - Components of Production Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Salaries and wages	$ 13,905	$ 13,160		$ 13,440
Expense from cash-settled share-based payment transactions	107	43		311
Consumable materials	13,020	12,143		9,916
Electricity costs	6,383	9,313		8,701
Site restoration		84		58
Pre-feasibility exploration cost	301	411		410
Safety	525	592		323
On mine administration	2,159	3,569		3,004
Other production cost				17
	$ 36,400	$ 39,315	[1]	$ 36,180	[1]

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.